Income Taxes (Details) - Schedule of reconciliation of the U.S. federal statutory income tax rate	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the U.S. federal statutory income tax rate [Abstract]
Federal statutory income tax rate			21.00%	21.00%
State income taxes, net of federal benefits			3.00%	4.90%
Research and development tax credits			1.00%	1.00%
Interest accretion expense			5.50%	(5.70%)
Change in valuation allowance			(21.60%)
Mark to market warrant			(5.70%)
Other permanent items			(1.00%)	(0.30%)
Effective income tax rate	0.00%	9.00%	2.20%	20.90%